Short-Term and Long-Term Debt (Composition of Long-Term Debt, Weighted Average Contract Interest Rate on Long-Term Debt and Repayment Due Dates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Long-term Debt	¥ 5,626,376	¥ 5,209,723
Weighted average rate	2.70%	2.40%
Fixed rate, Banks
Debt Instrument [Line Items]
Long-term Debt	¥ 777,366	¥ 666,764
Weighted average rate	1.60%	1.60%
Minimum maturity date	2025	2025
Maximum maturity date	2083	2083
Floating rate, Banks
Debt Instrument [Line Items]
Long-term Debt	¥ 2,587,324	¥ 2,448,488
Weighted average rate	3.40%	2.80%
Minimum maturity date	2025	2024
Maximum maturity date	2077	2077
Fixed rate, Insurance companies and others
Debt Instrument [Line Items]
Long-term Debt	¥ 352,035	¥ 323,653
Weighted average rate	0.60%	0.80%
Minimum maturity date	2029	2025
Maximum maturity date	2083	2083
Floating rate, Insurance companies and others
Debt Instrument [Line Items]
Long-term Debt	¥ 271,029	¥ 295,625
Weighted average rate	2.40%	2.00%
Minimum maturity date	2029	2026
Maximum maturity date	2077	2077
Unsecured bonds
Debt Instrument [Line Items]
Long-term Debt	¥ 1,208,672	¥ 1,175,087
Weighted average rate	2.00%	2.00%
Minimum maturity date	2026	2024
Maximum maturity date	2081	2081
Unsecured notes under medium-term note program
Debt Instrument [Line Items]
Long-term Debt	¥ 272,064	¥ 149,535
Weighted average rate	3.80%	3.70%
Minimum maturity date	2028	2025
Maximum maturity date	2030	2029
Payables under securitized loan receivables and investment in securities
Debt Instrument [Line Items]
Long-term Debt	¥ 157,886	¥ 150,571
Weighted average rate	6.00%	5.50%
Minimum maturity date	2025	2024
Maximum maturity date	2044	2051